Summary of significant accounting policies - Additional details (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) ¥ / $	Sep. 30, 2020 USD ($) ¥ / $	Sep. 30, 2019 USD ($) ¥ / $	Sep. 30, 2021 CNY (¥) ¥ / $	Dec. 31, 2019 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)
Summary of significant accounting policies
Term deposit	$ 3,096,000	$ 0
Fixed annual interest rate	2			2
Inventory reserve	$ 0	0
Estimated useful life of land use right	50 years
Shipping and handling expenses	$ 164,230	107,355	$ 315,809
Subsidy income	1,079,348	470,865	587,958
Equipment of energy projects grants	110,439	102,617	104,591
Value-added tax refund	968,909	368,248	$ 483,367
Government subsidies received, equipment of energy projects					$ 140,000	$ 140,000	$ 840,000
Unrecognized government grants	$ 600,740	$ 676,108
Maximum rate of VAT	13			13
Percentage of VAT refund	70			70
Effect of exchange rate on foreign currency translation | ¥ / $	0.1548	0.1470		0.1548
Average exchange rates | ¥ / $	0.1536	0.1427	0.1455	0.1536
Maximum insured amount deposit in bank	$ 76,500			¥ 500,000